BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2018
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Remaining life of the lease